Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Debt

9.Debt

In August 2020, the Company received loan proceeds of $5.1 million from a financial institution pursuant to the Paycheck Protection Program (the “PPP Loan”) as administered by the U.S. Small Business Administration (the “SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account its then current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, was dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its adherence to the forgiveness criteria.

In August 2021, the Company applied for forgiveness of $3.5 million of the PPP Loan, and in September 2021, the SBA approved the Company’s loan forgiveness application in the amount of $3.5 million. The term of the PPP Loan is five years with a maturity date of August 2025 and contains a fixed annual interest rate of 1.00%. Principal and interest payments began in November 2021.

Future minimum payments of the principal on the Company’s outstanding PPP loan as of June 30, 2022 were as follows (in thousands):

Amounts
2022 (remaining six months)	$222
2023	446
2024	451
2025	303
Total principal amount	$1,422

10.Debt

In August 2020, the Company received loan proceeds of $5.1 million from a financial institution pursuant to the Paycheck Protection Program (the “PPP Loan”) as administered by the U.S. Small Business Administration (the “SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account its then current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, was dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its adherence to the forgiveness criteria.

In August 2021, the Company applied for forgiveness of $3.5 million of the PPP Loan, and in September 2021, the SBA approved the Company’s loan forgiveness application in the amount of $3.5 million. The term of the PPP Loan was five years with a maturity date of August 2025 and contained a fixed annual interest rate of 1.00%. Principal and interest payments began in November 2021.

Future minimum payments of the principal on the Company’s outstanding PPP loan as of December 31, 2021 were as follows (in thousands):

Year Ended December 31, 2021	Amounts
2022	$442
2023	446
2024	451
2025	303
Total principal amount	$1,642

Letters of Credit

The Company maintains certain stand-by letters of credit from third-party financial institutions in the ordinary course of business to guarantee certain performance obligations related to leases, insurance policies and other various contractual arrangements. As of December 31, 2021 and 2010, the Company had letters of credit outstanding of $0.8 million included in other assets on the Company’s consolidated balance sheet.